NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2021

Security Description	Shares	Value
Common Stock (100.54%)

Communications (28.59%)
Internet (23.56%)
Alphabet Inc* - Class C	17,578	$50,080,424
Alphabet Inc* - Class A	16,337	46,363,589
Amazon.com Inc*,(a)	27,397	96,083,196
Baidu Inc*	21,419	3,209,423
Booking Holdings Inc*	3,393	7,131,577
CDW Corp	11,603	2,197,144
eBay Inc	55,942	3,773,847
JD.com Inc*	67,741	5,697,696
Match Group Inc*	22,342	2,904,237
MercadoLibre Inc*	4,121	4,897,438
Meta Platforms Inc*,(a)	130,164	42,233,011
Netflix Inc*	36,654	23,528,203
Okta Inc*	10,337	2,224,833
Pinduoduo Inc*	31,276	2,079,854
Trip.com Group Ltd*	42,441	1,167,128
VeriSign Inc*	9,260	2,221,567
		295,793,167
Media (2.61%)
Charter Communications Inc*	15,596	10,079,383
Comcast Corp	379,014	18,943,120
Fox Corp - Class A	26,337	940,494
Fox Corp - Class B	19,554	657,014
Sirius XM Holdings Inc	344,861	2,103,652
		32,723,663
Telecommunications (2.42%)
Cisco Systems Inc	348,374	19,104,830
T-Mobile US Inc*	103,073	11,215,373
		30,320,203

Total Communications		358,837,033

Consumer, Cyclical (10.73%)
Copart Inc*	19,162	2,781,556
Costco Wholesale Corp	36,582	19,731,599
Dollar Tree Inc*	19,086	2,554,279
Fastenal Co	46,586	2,756,494
Lululemon Athletica Inc*	10,343	4,699,963
Marriott International Inc*	26,919	3,972,168
O'Reilly Automotive Inc*	5,879	3,751,743
PACCAR Inc	28,114	2,345,270
Peloton Interactive Inc*	22,216	977,504
Ross Stores Inc	29,479	3,215,864
Starbucks Corp	97,406	10,679,594
Tesla Inc*	64,763	74,138,091
Walgreens Boots Alliance Inc	70,271	3,148,141
Total Consumer, Cyclical		134,752,266

Consumer, Non-Cyclical (11.13%)
Align Technology Inc*	6,541	4,000,018
Amgen Inc	47,244	9,395,887
Automatic Data Processing Inc	35,176	8,121,787
Biogen Inc*	12,488	2,943,921
Cintas Corp	8,684	3,666,298
Dexcom Inc*	7,994	4,497,344
Gilead Sciences Inc	103,678	7,146,525
IDEXX Laboratories Inc*	7,049	4,286,285
Illumina Inc*	12,069	4,409,168
Incyte Corp*	17,772	1,203,520
Intuitive Surgical Inc*	29,364	9,523,920
Keurig Dr Pepper Inc	117,170	3,982,608
The Kraft Heinz Co	101,113	3,398,408
Moderna Inc*	33,192	11,697,857
Mondelez International Inc	116,062	6,840,694
Monster Beverage Corp*	43,694	3,660,683
PayPal Holdings Inc*	97,110	17,954,667
PepsiCo Inc	114,214	18,249,112
Regeneron Pharmaceuticals Inc*	8,654	5,508,531
Seagen Inc*	14,632	2,341,120
Verisk Analytics Inc	13,194	2,966,935
Vertex Pharmaceuticals Inc*	21,102	3,944,808
Total Consumer, Non-Cyclical		139,740,096

Industrial (1.44%)
CSX Corp	186,189	6,453,311
Honeywell International Inc	57,417	11,612,014
Total Industrial		18,065,325

Technology (47.82%)
Computers (12.31%)
Apple Inc(a)	906,547	149,852,218
Check Point Software Technologies Ltd*	11,377	1,266,374
Cognizant Technology Solutions Corp	43,387	3,383,318
		154,501,910
Semiconductors (17.16%)
Advanced Micro Devices Inc*	100,441	15,906,841
Analog Devices Inc	44,154	7,958,759
Applied Materials Inc	75,555	11,120,940
ASML Holding NV	6,568	5,198,638
Broadcom Inc	33,753	18,688,361
Intel Corp	333,808	16,423,354
KLA Corp	12,534	5,115,501
Lam Research Corp	11,789	8,014,752
Marvell Technology Inc	67,727	4,820,131
Microchip Technology Inc	45,222	3,772,871
Micron Technology Inc	92,703	7,787,052
NVIDIA Corp	206,005	67,314,194
NXP Semiconductors NV	22,702	5,070,719
QUALCOMM Inc	93,248	16,836,859
Skyworks Solutions Inc	13,478	2,044,073
Texas Instruments Inc	76,344	14,686,295
Xilinx Inc	20,322	4,642,561
		215,401,901
Software (18.35%)
Activision Blizzard Inc	64,233	3,764,054
Adobe Inc*	39,514	26,468,453
ANSYS Inc*	7,204	2,820,222
Atlassian Corp PLC*	11,183	4,208,387
Autodesk Inc*	18,191	4,623,970
Cadence Design Systems Inc*	22,636	4,016,985
Cerner Corp	24,880	1,752,796
DocuSign Inc*	16,083	3,962,208
Electronic Arts Inc	23,522	2,921,903
Fiserv Inc*	55,119	5,320,086
Intuit Inc	22,589	14,734,805
Microsoft Corp	409,149	135,260,567
NetEase Inc	24,433	2,632,167
Paychex Inc	29,789	3,550,849
Splunk Inc*	13,549	1,639,429
Synopsys Inc*	12,612	4,300,692
Workday Inc*	15,624	4,284,570
Zoom Video Communications Inc*	19,532	4,129,260
		230,391,403

Total Technology		600,295,214

Utilities (0.83%)
American Electric Power Co Inc	41,312	3,348,338
Exelon Corp	80,779	4,259,476
Xcel Energy Inc	43,845	2,794,242
Total Utilities		10,402,056

Total Common Stock (Cost $424,189,167)		1,262,091,990

Collateral Received for Securities on Loan (0.18%)
Mount Vernon Liquid Assets Portfolio (Cost $2,219,178)		2,219,178

Total Investments (Cost $426,408,345)(b) (100.72%)		$1,264,311,168
Liabilities in Excess of Other Assets (-0.72%)		(9,023,135)
Net Assets (100.00%)		$1,255,288,033

*	Non-income producing security.

(a)	A portion of these securities, a total of $148,621,505, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $427,032,935.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$853,051,363
Unrealized depreciation	(14,000,515)
Net unrealized appreciation	$839,050,848

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at November 30, 2021:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
76 / DEC 2021 / Long / CME	$23,400,735	$24,548,760	$1,148,025